Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Group Variable Universal Life Prospectus and Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Sears Holdings Corporation

Effective immediately, the Maximum Withdrawal Charge in the Transaction Fees Table on page 2 is $6.00.

GVULSUP162

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to the AICPA Group Contract Prospectus
(For Certificates effective on or before 12/31/2008)

dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

Effective on or about July 2, 2018, the Deutsche High Income VIP will become the DWS High Income VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks to provide a high level of current income. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

AICPASUP107

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 1/1/2009)

dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

Effective on or about July 2, 2018, the Deutsche Small Mid Cap Value VIP will become the DWS Small Mid Cap Value VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks long-term capital appreciation. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

AICPA2SUP106

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Special Features of the Group Contract Prospectus dated May 1, 2018 for

Group Variable Universal Life Insurance Contracts

for

Executive Group Plans

Effective on or about July 2, 2018, the Deutsche High Income VIP will become the DWS High Income VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks to provide a high level of current income. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

GVULSUP163

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Executive GVUL

Effective on or about July 2, 2018, the Deutsche Government & Agency Securities VIP will become the DWS Government & Agency Securities VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks high current income consistent with preservation of capital. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

The Deutsche Small Mid Cap Value VIP will become the DWS Small Mid Cap Value VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks long-term capital appreciation. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

GVULSUP164

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for
Ingersoll Rand

Effective on or about July 2, 2018, the Deutsche Government & Agency Securities VIP will become the DWS Government & Agency Securities VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks high current income consistent with preservation of capital. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

The Deutsche High Income VIP will become the DWS High Income VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks to provide a high level of current income. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

GVULSUP165

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

The New Jersey Judicial Retirement System (JRS)

Effective on or about July 2, 2018, the Deutsche High Income VIP will become the DWS High Income VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks to provide a high level of current income. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

GVULSUP166

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Sinclair Services

Effective on or about July 2, 2018, the Deutsche Government & Agency Securities VIP will become the DWS Government & Agency Securities VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks high current income consistent with preservation of capital. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

The Deutsche Small Mid Cap Value VIP will become the DWS Small Mid Cap Value VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks long-term capital appreciation. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

GVULSUP167

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Willis Towers Watson

Effective on or about July 2, 2018, the Deutsche High Income VIP will become the DWS High Income VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks to provide a high level of current income. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

GVULSUP168

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated June 4, 2018
to Special Features of the Group Contract Prospectus
dated May 1, 2018

for

Group Variable Universal Life Insurance Contracts

for

Yellow Roadway

Effective on or about July 2, 2018, the Deutsche High Income VIP will become the DWS High Income VIP. The investment objective of the fund will remain unchanged. The investment objective is the fund seeks to provide a high level of current income. Deutsche Investment Management Americas Inc. will be renamed DWS Investment Management Americas, Inc.

GVULSUP169